UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number   811-2686
RIVERSOURCE TAX-EXEMPT SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code:   (612) 671-1947
Date of fiscal year end:    November 30
Date of reporting period:    August 31, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia AMT-Free Tax-Exempt Bond Fund
(formerly known as RiverSource Tax-Exempt Bond Fund)
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.3%)

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Alabama (0.4%)
County of Jefferson
Revenue Bonds
Series 2004A
01-01-23	5.250%	$1,500,000	$1,259,370
Selma Industrial Development Board
Revenue Bonds
Gulf Opportunity Zone-International Paper
Series 2010
05-01-34	5.800	1,100,000	1,158,960

Total			2,418,330

Arizona (2.0%)
Arizona Health Facilities Authority
Revenue Bonds
Banner Health
Series 2008D
01-01-32	5.375	7,500,000	7,810,425
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Education Co.
Series 2000B-RMKT
06-01-35	5.000	2,225,000	2,288,858
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01-01-19	5.000	755,000	762,444
01-01-20	5.000	580,000	585,150
01-01-21	5.000	1,000,000	1,007,411
University Medical Center Corp.
Revenue Bonds
Series 2009
07-01-39	6.500	1,000,000	1,092,530

Total			13,546,818

Arkansas (0.2%)
Arkansas Development Finance Authority
Revenue Bonds
Mortgage-Backed Securities Program
Series 2003A (GNMA/FNMA)
07-01-34	4.900	1,060,000	1,097,948

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
California (14.5%)
Anaheim Public Financing Authority
Revenue Bonds
Series 2007 (NPFGC)
02-01-33	4.750	1,655,000		1,703,806
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Series 2006A
04-01-39	5.250	1,000,000		1,012,980
California Health Facilities Financing Authority
Revenue Bonds
Providence Health & Services
Series 2008C
10-01-28	6.250	500,000		581,905
10-01-38	6.500	1,000,000		1,158,450
California State Public Works Board
Refunding Revenue Bonds
Various University of California Projects
Series 1993A
06-01-14	5.500	7,275,000		7,741,473
California State University
Revenue Bonds
Systemwide
Series 2009A
11-01-29	5.250	3,000,000		3,288,330
California Statewide Communities Development Authority
Revenue Bonds
Daughters of Charity Health
Series 2005A
07-01-30	5.250	170,000		155,868
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2006B
03-01-45	5.250	3,500,000		3,529,925
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Capital Appreciation Election of 2004
Zero Coupon
Series 2006B (AMBAC)
08-01-18	4.653	1,000,000	(g)	739,720
City & County of San Francisco
Unlimited General Obligation Bonds
Neighborhood Recreation & Park
Series 2004A (NPFGC)
06-15-23	5.000	4,795,000		5,045,011
Fairfield-Suisun Unified School District
Unlimited General Obligation Bonds
Election of 2002
Series 2004 (NPFGC)
08-01-28	5.500	3,000,000		3,276,060

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Fremont Union High School District
Unlimited General Obligation Bonds
Election of 2008
Series 2008
08-01-30	4.750	1,075,000	1,124,020
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Senior Series 2007A-1
06-01-47	5.125	1,470,000	989,648
06-01-47	5.750	1,000,000	745,340
Golden State Tobacco Securitization Corp.
Prerefunded Revenue Bonds
Series 2003A-1
06-01-39	6.750	750,000	875,228
Lakeside Union Elementary School District
Unlimited General Obligation Bonds
Series 2009
08-01-33	5.000	1,250,000	1,301,038
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009I
07-01-24	5.000	1,900,000	2,130,204
07-01-29	5.000	1,200,000	1,292,196
Rowland Water District
Certificate of Participation
Recycled Water Project
Series 2008
12-01-39	6.250	1,500,000	1,670,370
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05-15-34	5.250	1,500,000	1,635,450
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08-01-31	6.500	500,000	545,510
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01-01-33	5.000	6,000,000	4,917,420
Semitropic Improvement District
Revenue Bonds
Series 2004A (XLCA)
12-01-28	5.000	5,000,000	5,315,049
State of California
Unlimited General Obligation Bonds
Series 2003
02-01-21	5.000	1,150,000	1,249,188
State of California
Unlimited General Obligation Bonds
Various Purpose

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Series 2005
06-01-35	4.750	7,500,000	7,381,425
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06-01-37	5.000	1,235,000	1,252,562
12-01-37	5.000	3,000,000	3,036,150
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-31	5.750	12,000,000	13,264,559
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-30	5.250	1,000,000	1,063,030
State of California
Unlimited General Obligation Refunding Bonds
Series 2007
08-01-30	4.500	5,550,000	5,386,275
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04-01-29	5.300	2,000	2,064
Sweetwater Union High School District
Certificate of Participation
Series 2002 (AGM)
09-01-21	5.000	3,255,000	3,403,884
Turlock Public Financing Authority
Revenue Bonds
Series 2008
05-01-32	4.750	3,405,000	3,503,983
University of California
Revenue Bonds
Series 2009O
05-15-39	5.250	2,300,000	2,537,912
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza
Series 1996
09-01-17	6.000	4,575,000	5,188,644

Total			98,044,677

Colorado (1.7%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-22	4.950	1,000,000	736,070
12-01-26	5.000	500,000	340,250
City of Aurora
Refunding Revenue Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
1st Lien
Series 2008A
08-01-33	5.000	2,000,000	2,112,260
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.250	500,000	518,880
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2009A
06-01-38	6.125	2,750,000	2,829,723
Colorado State Board of Governors
Revenue Bonds
Series 2009A
03-01-34	5.000	1,600,000	1,725,088
North Range Metropolitan District No. 1
Prerefunded Limited General Obligation Bonds
Series 2001
12-15-31	7.250	1,820,000	1,973,699
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12-15-27	5.500	735,000	623,398
12-15-37	5.500	820,000	651,941

Total			11,511,309

Connecticut (1.2%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
Series 2008Z-3
07-01-42	5.050	7,150,000	7,772,765

District of Columbia (0.2%)
District of Columbia Water & Sewer Authority
Refunding Revenue Bonds
Subordinated Lien
Series 2008A
10-01-29	5.000	1,515,000	1,654,789

Florida (2.6%)
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04-01-34	5.000	6,435,000	6,286,608
Broward County School Board
Certificate of Participation
Series 2003 (NPFGC)
07-01-24	5.000	3,000,000	3,089,190
Florida Municipal Loan Council

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 2000A (NPFGC)
04-01-20	6.020	4,360,000	(g)	2,864,433
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06-01-26	5.000	1,380,000		1,569,198
06-01-27	5.000	1,450,000		1,638,094
Florida State Board of Education
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06-01-24	5.000	1,400,000		1,577,534
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006C
11-15-36	5.250	50,000		60,964
Highlands County Health Facilities Authority
Prerefunded Revenue Bonds
Adventist Health
Series 2006G
11-15-32	5.125	105,000		127,250
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village on the Isle Project
Series 2007
01-01-14	5.000	410,000		424,079

Total				17,637,350

Georgia (4.5%)
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08-01-25	5.200	2,665,000		3,113,492
City of Atlanta
Revenue Bonds
Series 2001A (NPFGC)
11-01-39	5.000	1,950,000		1,958,522
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09-01-40	6.125	6,250,000		6,474,438
Gainesville & Hall County Hospital Authority
Revenue Bonds
Northeast Georgia Health Care
Series 2010A
02-15-45	5.500	7,500,000		7,615,800
Gwinnett County School District

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Unlimited General Obligation Bonds
Series 2008
02-01-36	5.000	7,610,000		8,292,693
State of Georgia
Unlimited General Obligation Bonds
Series 2009B
01-01-26	5.000	2,500,000		2,896,100

Total				30,351,045

Hawaii (0.3%)
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07-01-40	5.500	1,500,000		1,503,269
Hawaii Pacific Health
Revenue Bonds
Series 2010B
07-01-30	5.625	280,000		288,179
07-01-40	5.750	370,000		378,614

Total				2,170,062

Illinois (10.3%)
Cook County Community Consolidated School District
No. 21 Wheeling
Unlimited General Obligation Bonds
Capital Appreciation
Zero Coupon
Series 2000 Escrowed to Maturity (AGM)
12-01-19	6.030	3,140,000	(g)	2,465,402
Illinois Finance Authority
Refunding Revenue Bonds
Augustana College
Series 2003A
10-01-22	5.625	2,500,000		2,567,750
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant
Series 2010A
08-15-38	6.000	2,475,000		2,548,656
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
Series 2008A
07-01-33	5.375	1,000,000		1,060,890
Illinois Finance Authority
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08-15-30	5.750	3,000,000		3,327,510
Illinois Finance Authority
Revenue Bonds
Riverside Health System
Series 2009

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
11-15-35	6.250	1,000,000		1,076,710
Illinois Finance Authority
Revenue Bonds
Rush University Medical Center
Series 2009C
11-01-39	6.625	2,150,000		2,381,942
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11-15-12	5.500	500,000	(b,i,m)	126,000
Illinois Finance Authority
Revenue Bonds
Sherman Health System
Series 2007A
08-01-37	5.500	9,000,000		8,669,430
Illinois Finance Authority
Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08-15-38	6.875	10,700,000		11,634,431
Illinois Finance Authority
Revenue Bonds
University of Chicago
Series 2003A
07-01-25	5.250	6,770,000		7,465,550
Illinois Finance Authority
Subordinated Revenue Bonds
Regency
Zero Coupon
Series 1990-RMKT Escrowed to Maturity
04-15-20	7.750	13,745,000	(g)	10,375,687
Metropolitan Pier & Exposition Authority
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1993A Escrowed to Maturity (FGIC)
06-15-21	6.540	1,870,000	(g)	1,357,770
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion
Series 2002A (NPFGC)
06-15-42	5.250	4,000,000		4,057,640
Southern Illinois University
Revenue Bonds
Capital Appreciation
Housing & Auxiliary
Zero Coupon
Series 1999A (NPFGC)
04-01-26	5.550	4,000,000	(g)	1,875,480
State of Illinois
Unlimited General Obligation Bonds
1st Series 2001 (AGM)

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
05-01-26	5.250	8,500,000		8,564,260

Total				69,555,108

Indiana (2.8%)
County of St. Joseph
Revenue Bonds
Notre Dame Du Lac Project
Series 2009
03-01-36	5.000	5,000,000		5,415,500
Indiana Finance Authority
Improvement Refunding Revenue Bonds
U.S. Steel Corp.
Series 2010
12-01-26	6.000	5,000,000		5,291,849
Indiana Finance Authority
Prerefunded Revenue Bonds
Series 1990A
06-01-15	7.250	735,000		769,641
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-33	5.000	1,050,000		1,051,460
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11-01-32	5.375	1,000,000		1,061,989
Indiana Finance Authority
Revenue Bonds
Clarian Health Obligation
Series 2006A
02-15-36	5.000	625,000		623,200
Indiana Finance Authority
Revenue Bonds
Parkview Health System
Series 2009A
05-01-31	5.750	1,000,000		1,060,090
Indiana Finance Authority
Revenue Bonds
State Revolving Fund Program
Series 2006A
02-01-25	5.000	2,000,000		2,227,940
Vigo County Hospital Authority
Revenue Bonds
Union Hospital, Inc.
Series 2007
09-01-37	5.700	1,050,000	(d)	992,093

Total				18,493,762

Iowa (0.4%)
City of Coralville
Tax Allocation/Increment Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Series 2007C
06-01-39	5.125	2,425,000		2,359,040

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government
Revenue Bonds
Capital Appreciation Sales Tax Subordinated Lien
Zero Coupon
Series 2010
06-01-21	6.095	5,250,000	(g)	3,033,503

Kentucky (3.2%)
County of Ohio
Refunding Revenue Bonds
Big Rivers Electric Corp. Project
Series 2010A
07-15-31	6.000	3,200,000		3,330,304
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03-01-40	6.375	1,700,000		1,821,533
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare System
Series 2009A
08-15-24	5.375	1,000,000		1,114,510
08-15-27	5.625	1,000,000		1,117,720
Kentucky Economic Development Finance Authority
Revenue Bonds
Kings Daughters Medical
Series 2010
02-01-40	5.000	3,700,000		3,769,412
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1
02-01-33	6.000	800,000		879,368
Kentucky Economic Development Finance Authority
Revenue Bonds
Owensboro Medical Health System
Series 2010A
03-01-45	6.500	2,950,000		3,167,710
Louisville/Jefferson County Metropolitan Government
Revenue Bonds
Jewish Hospital St. Mary’s Healthcare
Series 2008
02-01-27	5.750	6,000,000		6,405,900

Total				21,606,457

Louisiana (3.8%)
City of New Orleans
Unlimited General Obligation Refunding Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Capital Appreciation
Zero Coupon
Series 1991 (AMBAC)
09-01-12	6.630	6,250,000	(g)	5,810,063
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.000	1,500,000		1,642,275
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01-01-40	6.500	4,600,000		4,916,434
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05-15-30	5.500	6,735,000		6,777,228
05-15-39	5.875	6,540,000		6,557,723

Total				25,703,723

Maryland (0.2%)
Maryland Economic Development Corp.
Revenue Bonds
University of Maryland College Park Projects
Series 2008
06-01-33	5.750	400,000		412,204
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Washington County Hospital
Series 2008
01-01-33	5.750	875,000		898,065

Total				1,310,269

Massachusetts (3.4%)
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08-01-22	5.250	2,500,000		3,140,900
08-01-28	5.250	2,000,000		2,499,500
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01-01-27	5.500	1,500,000		1,806,075
01-01-28	5.500	1,500,000		1,804,470
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005A
07-01-31	5.000	2,000,000		2,352,740
Massachusetts Development Finance Agency
Revenue Bonds
Boston University
Series 1999P
05-15-59	6.000	675,000		802,069

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2002FF
07-15-37	5.125	2,200,000	2,260,170
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.000	3,000,000	3,465,810
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical
Series 2007E
07-15-37	5.000	2,200,000	1,876,908
Massachusetts State Water Pollution Abatement
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08-01-34	5.000	570,000	599,315
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08-01-22	5.000	2,000,000	2,300,380

Total			22,908,337

Michigan (1.1%)
City of Detroit
Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07-01-21	5.000	1,350,000	1,390,136
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2002
10-01-22	5.000	2,350,000	2,535,204
Michigan Municipal Bond Authority
Revenue Bonds
School District City of Detroit
Series 2005 (AGM)
06-01-19	5.000	1,500,000	1,656,720
Troy School District
Unlimited General Obligation Bonds
School Building & Site
Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05-01-24	5.000	1,600,000	1,742,304

Total			7,324,364

Minnesota (3.1%)
City of Minneapolis
Revenue Bonds
Fairview Health Services

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Series 2008A
11-15-23	6.375	1,000,000	1,177,610
11-15-32	6.750	1,000,000	1,151,380
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07-01-39	5.750	2,350,000	2,405,319
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.500	6,700,000	7,126,388
07-01-30	5.750	800,000	833,176
Duluth Independent School District No. 709
Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02-01-26	4.750	1,000,000	1,108,880
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.450	2,778,118	2,975,837
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03-01-35	6.350	1,000,000	1,034,280
03-01-40	6.500	700,000	732,284
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-22	5.250	1,185,000	1,232,116
05-15-36	5.250	750,000	732,360

Total			20,509,630

Mississippi (0.7%)
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05-01-24	4.700	1,250,000	1,284,325
05-01-37	5.000	815,000	827,551
Mississippi Home Corp.
Revenue Bonds
Series 2007E-1 (GNMA/FNMA/FHLMC)
12-01-37	5.850	2,100,000	2,317,413

Total			4,429,289

Missouri (4.4%)
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
05-01-38	6.650	5,000,000	5,112,900
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11-01-25	6.000	1,000,000	1,029,010
City of St. Louis
Revenue Bonds
Lambert-St. Louis International
Series 2009A-1
07-01-34	6.625	1,050,000	1,143,933
County of Boone
Revenue Bonds
Boone Hospital Center
Series 2008
08-01-38	5.375	1,700,000	1,741,174
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010A
05-15-39	8.250	3,000,000	3,158,970
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
Plum Point Project
Series 2006 (NPFGC)
01-01-20	5.000	2,000,000	2,118,740
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Coxhealth
Series 2008
11-15-29	5.250	2,525,000	2,616,733
11-15-33	5.500	1,500,000	1,561,125
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-39	5.375	10,000,000	11,162,700

Total			29,645,285

Nebraska (2.3%)
Douglas County Hospital Authority No. 2
Refunding Revenue Bonds
Health Facilities Children’s Hospital
Series 2008
08-15-31	6.125	2,250,000	2,436,908
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities Immanuel Obligation Group
Series 2010
01-01-40	5.625	875,000	908,049
Elkhorn School District
Unlimited General Obligation Bonds
Elkhorn Public Schools

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Series 2009
06-15-28	6.000	500,000	540,145
Lancaster County Hospital Authority No. 1
Revenue Bonds
Immanuel Obligation Group
Series 2010
01-01-40	5.625	1,625,000	1,686,376
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project
Series 2008A-1
07-01-33	6.000	3,500,000	3,792,705
Municipal Energy Agency of Nebraska
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-39	5.375	3,000,000	3,294,810
Nebraska Elementary & Secondary School Finance Authority
Revenue Bonds
Boys Town Project
Series 2008
09-01-28	4.750	2,200,000	2,330,548
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-39	5.250	350,000	384,629

Total			15,374,170

Nevada (2.5%)
Clark County Water Reclamation District
Limited General Obligation Bonds
Series 2009A
07-01-34	5.250	6,500,000	7,104,305
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07-01-34	5.125	4,250,000	4,437,170
Las Vegas Valley Water District
Limited General Obligation Bonds
Water Improvement
Series 2006A (AGM)
06-01-24	5.000	1,000,000	1,090,510
Truckee Meadows Water Authority
Refunding Revenue Bonds
Series 2006 (AGM)
07-01-32	4.750	3,775,000	3,863,562

Total			16,495,547

New Hampshire (0.8%)
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Series 2009A
10-01-39	6.125	2,750,000	2,863,465
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth-Hitchcock
Series 2009
08-01-38	6.000	2,000,000	2,173,860

Total			5,037,325

New Jersey (1.3%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.625	4,950,000	4,951,980
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project — Provident
Series 2010
06-01-31	5.750	1,000,000	1,050,140
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2002
06-01-37	6.000	2,175,000	2,388,107

Total			8,390,227

New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2008A
08-01-32	6.375	2,165,000	2,460,544

New York (4.6%)
Brooklyn Arena Local Development Corp.
Revenue Bonds
Barclays Center Project
Series 2009
07-15-30	6.000	1,500,000	1,573,275
City of New York
Unlimited General Obligation Bonds
Series 2004E (AGM)
11-01-22	5.000	2,600,000	2,930,252
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2006J-1
06-01-25	5.000	1,500,000	1,669,365
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.000	2,500,000	2,748,099
Metropolitan Transportation Authority
Revenue Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Series 2009B
11-15-34	5.000	500,000		538,560
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.000	1,000,000		1,023,350
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.000	1,250,000		1,390,313
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
2nd General
Series 1993A
07-01-18	5.750	5,500,000		6,476,305
New York State Dormitory Authority
Revenue Bonds
Education
Series 2006C
12-15-31	5.000	4,250,000		4,574,530
New York State Environmental Facilities Corp.
Revenue Bonds
New York City Municipal Water Financing Project
2nd Resolution
Series 2004
06-15-26	5.000	4,000,000		4,397,080
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01-01-29	4.750	1,500,000		1,575,975
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.250	500,000	(c,d)	461,375
12-01-23	5.000	750,000	(c,d)	622,598
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2008C
11-15-38	5.000	1,000,000		1,070,030

Total				31,051,107

North Carolina (0.6%)
City of Charlotte
Certificate of Participation
Governmental Facilities Projects
Series 2003G
06-01-28	5.000	1,750,000		1,829,380
City of Charlotte
Revenue Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Water & Sewer
Series 2008
07-01-26	5.000	2,165,000	2,478,189

Total			4,307,569

North Dakota (0.4%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.250	625,000	672,644
07-01-25	5.125	2,250,000	2,227,950

Total			2,900,594

Ohio (3.1%)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06-01-47	5.875	6,125,000	4,451,221
Cleveland State University
Revenue Bonds
Series 2004 (NPFGC/FGIC)
06-01-24	5.250	1,500,000	1,635,255
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-26	5.250	1,750,000	1,798,965
Ohio Higher Educational Facility Commission
Revenue Bonds
Kenyon College Project
Series 2010
07-01-44	5.000	10,000,000	10,449,799
Ohio Higher Educational Facility Commission
Revenue Bonds
University Hospital Health Systems
Series 2009A
01-15-39	6.750	2,300,000	2,480,458

Total			20,815,698

Oregon (0.8%)
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06-01-31	5.200	955,000	988,158
Oregon Health & Science University
Revenue Bonds
Series 2009A
07-01-39	5.750	1,500,000	1,607,085
Oregon State Housing & Community Services Department
Revenue Bonds
Single Family Mortgage Program

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Series 2003A
07-01-24	4.800	2,580,000		2,619,655

Total				5,214,898

Pennsylvania (1.6%)
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Capital Appreciation
Magee-Women’s Hospital Project
Zero Coupon
Series 1992 (NPFGC/FGIC)
10-01-17	5.810	5,115,000	(g)	4,003,204
Allegheny County Hospital Development Authority
Revenue Bonds
University of Pittsburgh Medical Center
Series 2009
08-15-39	5.625	1,800,000		1,889,640
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
ACTS Retirement Communities
Series 2006B
11-15-22	5.000	2,500,000		2,564,550
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08-15-28	5.375	1,000,000		1,036,290
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07-01-43	6.000	750,000		778,125
Philadelphia Municipal Authority
Revenue Bonds
Lease
Series 2009
04-01-34	6.500	700,000		772,002

Total				11,043,811

Puerto Rico (0.5%)(c)
Puerto Rico Electric Power Authority
Revenue Bonds
Series 2010XX
07-01-40	5.250	3,000,000		3,138,150
Puerto Rico Public Buildings Authority
Prerefunded Revenue Bonds
Government Facilities
Series 2004I
07-01-33	5.250	20,000		23,337

Total				3,161,487

Rhode Island (0.8%)
Rhode Island Housing & Mortgage Finance Corp.

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10-01-26	4.650	2,000,000	2,050,520
04-01-33	4.850	2,985,000	3,009,267

Total			5,059,787

South Carolina (1.2%)
Charleston Educational Excellence Finance Corp.
Revenue Bonds
Charleston County School District
Series 2005
12-01-30	5.250	2,500,000	2,689,400
Lexington County Health Services District, Inc.
Prerefunded Revenue Bonds
Series 2004
05-01-24	5.500	2,100,000	2,466,996
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01-01-21	6.250	1,000,000	1,247,510
South Carolina Educational Facilities Authority
Revenue Bonds
Wofford College Project
Series 2008
04-01-38	4.750	1,000,000	1,021,500
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.000	395,000	409,042

Total			7,834,448

Texas (4.6%)
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07-01-45	6.200	1,100,000	1,142,537
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B-RMKT
04-01-45	6.125	550,000	566,225
City of Austin
Refunding Revenue Bonds
Series 2008A
11-15-35	5.250	2,000,000	2,134,340
College Station Independent School District
Unlimited General Obligation Bonds
School Building
Series 2007 (Permanent School Fund Guarantee)
08-15-27	5.000	3,795,000	4,278,407

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
School Building
Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.750	1,400,000		1,481,676
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2008 (Permanent School Fund Guarantee)
02-15-27	5.000	1,000,000		1,122,060
Galena Park Independent School District
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Zero Coupon
Series 2002 (Permanent School Fund Guarantee)
08-15-28	5.090	5,270,000	(g)	2,560,851
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12-01-35	7.250	2,200,000		2,548,788
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009 (Permanent School Fund Guarantee)
08-15-34	5.000	4,500,000		4,887,000
State of Texas
Unlimited General Obligation Bonds
Transportation Commission Mobility Fund
Series 2007
04-01-34	4.750	500,000	(h)	522,975
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Stayton at Museum Way
Series 2009A
11-15-44	8.250	3,000,000		3,045,690
Texas A&M University
Revenue Bonds
Financing System
Series 2009A
05-15-25	5.000	2,500,000		2,895,000
05-15-26	5.000	2,500,000		2,868,100
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-29	5.500	500,000		518,675

Total				30,572,324

Virginia (0.9%)
City of Hampton
Revenue Bonds
Series 2002 (AMBAC)
01-15-28	5.125	1,800,000		1,851,066

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06-01-26	5.500	1,300,000		1,470,326
Tobacco Settlement Financing Corp.
Prerefunded Asset-Backed Revenue Bonds
Series 2005
06-01-37	5.625	2,000,000		2,405,340

Total				5,726,732

Washington (5.4%)
City of Seattle
Improvement Refunding Revenue Bonds
Series 2001 (AGM)
03-01-26	5.125	870,000		887,296
Energy Northwest
Refunding Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1989B (NPFGC)
07-01-13	6.610	10,360,000	(g)	10,028,790
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.000	2,900,000		3,319,398
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12-01-27	5.000	4,000,000		4,327,000
Port of Seattle
Refunding Revenue Bonds
Intermediate Lien
Series 2010B
06-01-40	5.000	5,000,000		5,227,350
State of Washington
Unlimited General Obligation Bonds
Various Purpose
Series 2008A
07-01-27	5.000	2,500,000		2,820,600
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07-01-30	5.500	3,000,000		3,101,040
Washington Health Care Facilities Authority
Revenue Bonds
Swedish Health Services
Series 2009A
11-15-33	6.500	2,930,000		3,107,089
Washington Higher Education Facilities Authority
Refunding Revenue Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Whitworth University Project
Series 2009
10-01-40	5.625	1,050,000	1,077,342
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01-01-38	5.625	5,000,000	3,289,750

Total			37,185,655

West Virginia (0.1%)
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Amos
Series 2010A
12-01-38	5.375	900,000	918,774

Wisconsin (3.8%)
Badger Tobacco Asset Securitization Corp.
Asset-Backed Revenue Bonds
Series 2002
06-01-27	6.125	650,000	697,080
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-33	5.750	3,000,000	3,411,750
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08-15-25	5.125	4,310,000	4,312,715
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04-15-39	5.625	1,400,000	1,461,754
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College Wisconsin
Series 2008A
12-01-35	5.250	3,600,000	3,659,940
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02-15-39	6.625	5,300,000	5,872,400
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Riverview Hospital Association
Series 2008
04-01-38	5.750	6,000,000	6,204,360

Total			25,619,999

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Wyoming (0.1%)
Wyoming Municipal Power Agency
Revenue Bonds
Series 2009A
01-01-36	5.000	700,000	724,059

Total Municipal Bonds (Cost: $601,952,954)			$652,978,615

Municipal Bonds Held in Trust (2.5%)(j)

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Massachusetts (0.7%)
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-16	5.500%	$4,000,000	(d)	$4,673,160

Missouri (1.2%)
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2009A
05-15-17	5.000	7,000,000	(d)	7,721,350

North Carolina (0.6%)
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Duke University Project
Series 2009B
04-01-17	5.000	4,000,000	(d)	4,333,400

Total Municipal Bonds Held in Trust (Cost: $15,959,170)				$16,727,910

Municipal Notes (0.5%)

		Amount
Issue	Effective	payable at
description(e,f,k)	yield	maturity	Value(a)
Illinois (0.1%)
Illinois Finance Authority
Revenue Bonds
Northwest Community Hospital
V.R.D.N. Series 2002B (JP Morgan Chase Bank)
07-01-32	0.280%	$400,000	$400,000

South Carolina (0.4%)
South Carolina Educational Facilities Authority
Revenue Bonds
Furman University
V.R.D.N. Series 2006B (Wells Fargo Bank)
10-01-39	0.250	3,000,000	3,000,000

Total Municipal Notes (Cost: $3,400,000)			$3,400,000

Money Market Fund (0.3%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%	1,791,507	(l)	$1,791,507

Total Money Market Fund (Cost: $1,791,507)			$1,791,507

Total Investments in Securities (Cost: $623,103,631)(n)			$674,898,032

Investments in Derivatives
Futures Contracts Outstanding at Aug. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(132)	$(15,981,281)	Oct. 2010	$(603,651)
U.S. Treasury Note, 10-year	(168)	(21,252,000)	Sept. 2010	(1,179,301)

Total				$(1,782,952)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated May 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 0.63% of net assets at Aug. 31, 2010.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $18,803,976 or 2.80% of net assets.

(e)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(f)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax
B.A.N.	—	Bond Anticipation Note

C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(g)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h)	At Aug. 31, 2010, investments in securities included securities valued at $482,480 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2010 was $126,000, representing 0.02% of net assets. Information concerning such security holdings at Aug. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 2012	08-09-07	$501,975

(j)	Municipal Bonds Held in Trust — The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Investment in Securities.

(k)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(l)	The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(m)	This position is in bankruptcy.

(n)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $611,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,586,000
Unrealized depreciation	(2,792,000)

Net unrealized appreciation	$51,794,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$652,978,615	$—	$652,978,615
Municipal Bonds Held in Trust	—	16,727,910	—	16,727,910

Total Bonds	—	669,706,525	—	669,706,525

Other
Municipal Notes	—	3,400,000	—	3,400,000
Unaffiliated Money Market Fund(c)	1,791,507	—	—	1,791,507

Total Other	1,791,507	3,400,000	—	5,191,507

Investments in Securities	1,791,507	673,106,525	—	674,898,032
Other Financial Instruments(d)	(1,782,952)	—	—	(1,782,952)

Total	$8,555	$673,106,525	$—	$673,115,080

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Intermediate Tax-Exempt Fund
Aug. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (96.5%)

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Alabama (0.3%)
Alabama Special Care Facilities Financing Authority
Revenue Bonds
Series 2008A-1
06-01-12	5.000%	$250,000	$267,193

Arizona (2.2%)
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01-01-14	5.000	500,000	510,645
01-01-18	5.000	500,000	505,550
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2009A
01-01-22	5.000	1,000,000	1,175,470

Total			2,191,665

California (7.7%)
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) A.M.T.
08-01-30	5.750	315,000	322,081
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2006K A.M.T.
02-01-42	5.500	315,000	322,601
California Housing Finance Agency
Revenue Bonds
Home Mortgage
Series 2007D (FGIC) A.M.T.
08-01-17	4.350	500,000	503,885
California State Department of Water Resources
Revenue Bonds
Power Supply
Series 2008H
05-01-22	5.000	500,000	579,405
City of San Jose
Revenue Bonds
Series 2007A (AMBAC) A.M.T.
03-01-16	5.000	375,000	421,500

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
City of Vernon
Revenue Bonds
Series 2009A
08-01-21	5.125	1,000,000	1,079,130
County of Sacramento
Revenue Bonds
Series 2009B
07-01-24	5.000	1,000,000	1,082,710
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04-01-22	5.250	1,000,000	1,132,550
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2010
03-01-25	5.000	1,000,000	1,087,040
State of California
Unlimited General Obligation Refunding Bonds
Series 2009A
07-01-21	5.250	1,000,000	1,196,569

Total			7,727,471

Colorado (2.1%)
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12-01-17	4.800	500,000	417,520
Colorado Health Facilities Authority
Revenue Bonds
Evangelical Lutheran
Series 2005
06-01-23	5.250	500,000	518,880
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12-15-15	5.000	365,000	327,482
12-15-17	5.000	350,000	300,272
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12-15-14	5.500	555,000	542,340

Total			2,106,494

District of Columbia (1.9%)
District of Columbia Water & Sewer Authority
Revenue Bonds
Series 2009A
10-01-24	5.000	1,000,000	1,129,190
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2007A (AMBAC) A.M.T.
10-01-22	4.750	750,000	792,570

Total			1,921,760

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Florida (1.6%)
Palm Beach County Health Facilities Authority
Revenue Bonds
Waterford Project
Series 2007
11-15-10	4.650	400,000		401,648
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
11-01-10	5.500	155,000		134,726
Village Center Community Development District
Revenue Bonds
Subordinated Series 2003B
01-01-18	6.350	1,000,000		1,012,430

Total				1,548,804

Georgia (3.9%)
Appling County Development Authority
Revenue Bonds
Georgia Power Co. Plant Hatch Project
Series 2006 (AMBAC)
07-01-16	4.400	500,000		510,820
Gwinnett County Water & Sewerage Authority
Revenue Bonds
Series 2008
08-01-19	5.000	1,000,000		1,218,950
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12-01-17	5.000	1,750,000		2,153,165

Total				3,882,935

Illinois (0.1%)
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11-15-12	5.500	500,000	(b,h,k)	126,000

Indiana (1.3%)
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02-15-24	5.000	1,000,000		1,027,820
Purdue University
Revenue Bonds
Student Facilities System
Series 2009A
07-01-21	5.000	200,000		235,830

Total				1,263,650

Iowa (1.4%)
City of Coralville

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Tax Allocation Bonds
Tax Increment
Series 2007C
06-01-17	5.000	730,000	806,833
Iowa Finance Authority
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08-01-20	5.250	500,000	602,375

Total			1,409,208

Kansas (1.1%)
City of Salina
Improvement Refunding Revenue Bonds
Salina Regional Health
Series 2006
10-01-22	5.000	500,000	525,165
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2006
09-01-23	5.000	500,000	529,720

Total			1,054,885

Louisiana (0.5%)
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)
06-01-16	5.000	500,000	547,425

Massachusetts (7.6%)
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002C (NPFGC/FGIC)
11-01-14	5.500	2,000,000	2,381,980
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010B A.M.T.
01-01-23	5.500	500,000	533,410
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
Series 2009A
11-15-19	5.250	1,000,000	1,244,450
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Massachusetts Institute of Technology
Series 2009O
07-01-26	5.000	500,000	577,635
Massachusetts Port Authority
Revenue Bonds
Series 2010A
07-01-25	5.000	1,500,000	1,723,455

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Massachusetts State Water Pollution Abatement
Revenue Bonds
State Revolving Fund
Series 2009-14
08-01-24	5.000	1,000,000	1,179,250

Total			7,640,180

Michigan (2.7%)
Michigan Municipal Bond Authority
Revenue Bonds
Clean Water Revolving Fund
Series 2001
10-01-20	5.000	1,500,000	1,561,455
Michigan State Housing Development Authority
Revenue Bonds
Series 2007A A.M.T.
12-01-28	5.500	375,000	393,034
Wayne County Airport Authority
Revenue Bonds
Detroit Metropolitan Airport
Series 2005 (NPFGC) A.M.T.
12-01-19	4.750	750,000	761,333

Total			2,715,822

Minnesota (4.5%)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-18	6.000	1,000,000	1,165,099
City of St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-23	5.500	750,000	797,730
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-18	4.000	225,000	246,933
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)
11-15-22	5.000	1,025,000	1,102,705
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.250	500,000	516,900
State of Minnesota
Unlimited General Obligation Bonds
Series 2008C
08-01-19	5.000	500,000	622,585

Total			4,451,952

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Missouri (5.1%)
City of Kansas City
Tax Allocation Bonds
Kansas City MainCor Project
Series 2007A
03-01-12	5.000	295,000	298,183
Kirkwood Industrial Development Authority
Revenue Bonds
Aberdeen Heights
Series 2010C-2
11-15-15	7.000	500,000	503,430
Missouri Highway & Transportation Commission
Revenue Bonds
2nd Lien
Series 2007
05-01-17	5.000	1,000,000	1,211,630
Missouri Joint Municipal Electric Utility Commission
Revenue Bonds
IATAN 2 Project
Series 2009A
01-01-17	4.500	1,000,000	1,100,440
Missouri State Health & Educational Facilities Authority
Revenue Bonds
Washington University
Series 2008A
03-15-18	5.250	1,000,000	1,239,330
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village of West County
Series 2007A
09-01-10	5.000	700,000	700,036

Total			5,053,049

Nebraska (2.9%)
Elkhorn School District
Unlimited General Obligation Bonds
Series 2009
06-15-19	5.375	500,000	547,715
Municipal Energy Agency of Nebraska
Refunding Revenue Bonds
Series 2009A (BHAC)
04-01-21	5.000	750,000	882,802
Nebraska Public Power District
Revenue Bonds
Series 2008B
01-01-20	5.000	570,000	654,628
University of Nebraska
Revenue Bonds
Lincoln Student Fees & Facilities
Series 2009A
07-01-23	5.000	700,000	814,296

Total			2,899,441

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
New Hampshire (0.3%)
New Hampshire Business Finance Authority
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	250,000	252,518

New Jersey (5.6%)
New Jersey Economic Development Authority
Revenue Bonds
Cigarette Tax
Series 2004
06-15-18	5.625	1,000,000	1,000,400
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project
Series 2010
06-01-21	5.000	1,000,000	1,040,650
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
South Jersey Hospital
Series 2006
07-01-20	5.000	1,050,000	1,126,104
New Jersey Higher Education Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12-01-25	5.000	1,000,000	1,051,340
State of New Jersey
Certification of Participation
Equipment Lease Purchase
Series 2008A
06-15-23	5.000	1,000,000	1,093,020
Tobacco Settlement Financing Corp.
Prerefunded Revenue Bonds
Series 2003
06-01-41	7.000	225,000	264,668

Total			5,576,182

New York (8.5%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.300	710,000	817,372
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.000	500,000	511,675
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-21	5.500	500,000	528,535
New York State Energy Research & Development Authority
Revenue Bonds
New York State Electric & Gas

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
Series 1985 (NPFGC)
03-15-15	4.100	1,160,000		1,168,039
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC/FGIC)
01-01-23	5.000	1,500,000		1,685,610
New York State Urban Development Corp.
Revenue Bonds
Series 2002C
01-01-11	5.000	1,375,000		1,394,773
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (NPFGC/FGIC) A.M.T.
12-01-12	5.000	785,000		852,219
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.250	250,000	(c,d)	230,688
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2003A-1
06-01-19	5.500	1,250,000		1,377,300

Total				8,566,211

North Carolina (6.4%)
Cape Fear Public Utility Authority
Revenue Bonds
Series 2008
08-01-20	5.000	800,000		948,192
City of Charlotte
Revenue Bonds
Water & Sewer
Series 2008
07-01-26	5.000	1,250,000		1,430,824
North Carolina Eastern Municipal Power Agency
Revenue Bonds
Series 2009B
01-01-26	5.000	1,000,000		1,080,529
North Carolina Housing Finance Agency
Revenue Bonds
Series 2006A-26 A.M.T.
01-01-38	5.500	170,000		180,950
North Carolina Municipal Power Agency No. 1
Prerefunded Revenue Bonds
Series 2003A Escrowed to Maturity
01-01-11	5.500	410,000		417,040
01-01-12	5.500	650,000		693,674
North Carolina Municipal Power Agency No. 1
Unrefunded Revenue Bonds
Series 2003A
01-01-11	5.500	100,000		101,577
01-01-12	5.500	350,000		371,529
State of North Carolina
Unlimited General Obligation Refunding Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Series 2005B
04-01-17	5.000	1,000,000	1,216,370

Total			6,440,685

North Dakota (0.8%)
County of Ward
Revenue Bonds
Trinity Obligated Group
Series 2006
07-01-15	5.250	750,000	807,173

Ohio (2.6%)
County of Cuyahoga
Refunding Revenue Bonds
Series 2003A
01-01-11	5.500	2,000,000	2,034,399
County of Miami
Improvement Refunding Revenue Bonds
Upper Valley Medical Center
Series 2006
05-15-21	5.250	500,000	528,955

Total			2,563,354

Oklahoma (1.4%)
Cleveland County Justice Authority
Revenue Bonds
Detention Facility Project
Series 2009A
03-01-15	5.000	1,260,000	1,392,376

Oregon (1.2%)
Oregon State Department of Administrative Services
Revenue Bonds
Series 2009A
04-01-24	5.250	1,000,000	1,185,340

South Carolina (0.1%)
Tobacco Settlement Revenue Management Authority
Revenue Bonds
Series 2001B
05-15-22	6.000	100,000	103,555

Texas (13.2%)
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01-01-19	5.750	750,000	812,873
01-01-20	5.750	1,000,000	1,082,450
City of Arlington
Revenue Bonds
Series 2009
06-01-19	4.000	955,000	1,083,791
Conroe Independent School District
Unlimited General Obligation Bonds

Issue	Coupon	Principal
description(e,f)	rate	amount		Value(a)
School Building
Series 2009A
02-15-25	5.250	1,135,000		1,281,801
Dallas County Community College District
Limited General Obligation Bonds
Series 2009
02-15-20	5.000	750,000	(j)	905,625
Dripping Springs Independent School District
Unlimited General Obligation Bonds
School Building
Series 2008
(Permanent School Fund Guarantee)
02-15-26	5.000	1,000,000		1,128,460
Lewisville Independent School District
Unlimited General Obligation Bonds
School Building
Series 2009
08-15-21	5.000	1,000,000		1,188,710
Southwest Higher Education Authority
Revenue Bonds
Southern Methodist University Project
Series 2009
10-01-26	5.000	1,000,000		1,134,980
Spring Independent School District
Unlimited General Obligation Bonds
Schoolhouse
Series 2009
(Permanent School Fund Guarantee)
08-15-21	5.000	750,000		883,965
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Buckner Retirement Services, Inc. Project
Series 2007
11-15-11	5.000	750,000		776,648
University of Houston
Refunding Revenue Bonds
Series 2009
02-15-21	5.000	1,000,000		1,178,290
Uptown Development Authority
Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09-01-22	5.000	750,000		767,468
West Harris County Regional Water Authority
Revenue Bonds
Series 2009
12-15-25	5.000	1,000,000		1,102,180

Total				13,327,241

Virginia (3.6%)
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06-01-26	5.500	500,000		565,510
Virginia College Building Authority

Issue	Coupon	Principal
description(e,f)	rate	amount	Value(a)
Revenue Bonds
Public Higher Education Financing Program
Series 2009A
09-01-24	5.000	1,000,000	1,164,260
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10-01-22	5.000	500,000	602,130
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Subordinated Series 2008
10-01-19	5.000	1,000,000	1,217,290

Total			3,549,190

Washington (4.2%)
Energy Northwest
Revenue Bonds
Columbia Generating Station
Series 2007D
07-01-22	5.000	1,000,000	1,144,620
Ocean Shores Local Improvement District
Special Assessment Bonds
B.A.N. No. 2007-1
Series 2008
08-01-11	5.000	1,000,000	1,017,240
State of Washington
Unlimited General Obligation Bonds
Series 2007A
07-01-21	5.000	700,000	811,902
State of Washington
Unlimited General Obligation Bonds
Series 2008D
01-01-20	5.000	1,000,000	1,179,740

Total			4,153,502

Wisconsin (1.7%)
State of Wisconsin
Revenue Bonds
Series 2009A
05-01-22	5.000	1,000,000	1,153,490
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
St. Johns Communities, Inc.
Series 2009C-2
09-15-14	5.400	500,000	501,245

Total			1,654,735

Total Municipal Bonds (Cost: $89,860,807)			$96,379,996

Municipal Notes (2.6%)

		Amount
Issue	Effective	payable at
description (e,f,g)	yield	maturity	Value(a)
South Carolina (2.1%)
South Carolina Educational Facilities Authority
Revenue Bonds
Furman University
V.R.D.N. Series 2006B (Wells Fargo Bank)
10-01-39	0.250%	$2,100,000	$2,100,000

Texas (0.5%)
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Methodist Hospital of Dallas
V.R.D.N. Series 2008A (JP Morgan Chase Bank)
10-01-41	0.260	500,000	500,000

Total Municipal Notes (Cost: $2,600,000)			$2,600,000

Money Market Fund (0.1%)

	Shares		Value(a)
JPMorgan Tax-Free Money Market Fund, 0.030%	145,564	(i)	$145,564

Total Money Market Fund (Cost: $145,564)			$145,564

Total Investments in Securities (Cost: $92,606,371)(l)			$99,125,560

Investments in Derivatives
Futures Contracts Outstanding at Aug. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(18)	$(2,179,266)	Oct. 2010	$(81,168)
U.S. Treasury Note, 10-year	(25)	(3,162,500)	Sept. 2010	(175,021)

Total				$(256,189)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated May 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	The fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 0.23% of net assets at Aug. 31, 2010.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2010, the value of these securities amounted to $230,688 or 0.23% of net assets.

(e)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	—	ACA Financial Guaranty Corporation
AGCP	—	Assured Guaranty Corporation
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation

FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
MGIC	—	Mortgage Guaranty Insurance Corporation
NPFGC	—	National Public Finance Guarantee Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance

(f)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At Aug. 31, 2010, the value of securities subject to alternative minimum tax represented 5.87% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(g)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2010.

(h)	This position is in bankruptcy.

(i)	The rate shown is the seven-day current annualized yield at Aug. 31, 2010.

(j)	At Aug. 31, 2010, investments in securities included securities valued at $73,186 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Aug. 31, 2010 was $126,000, representing 0.13% of net assets. Information concerning such security holdings at Aug. 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
5.500% 2012	08-09-07	$501,975

(l)	At Aug. 31, 2010, the cost of securities for federal income tax purposes was approximately $92,606,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,178,000
Unrealized depreciation	(658,000)

Net unrealized appreciation	$6,520,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Aug. 31, 2010:

	Fair value at Aug. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Municipal Bonds	$—	$96,379,996	$—	$96,379,996

Total Bonds	—	96,379,996	—	96,379,996

Other
Municipal Notes	—	2,600,000	—	2,600,000
Unaffiliated Money Market Fund(c)	145,564	—	—	145,564

Total Other	145,564	2,600,000	—	2,745,564

Investments in Securities	145,564	98,979,996	—	99,125,560
Other Financial Instruments(d)	(256,189)	—	—	(256,189)

Total	$(110,625)	$98,979,996	$—	$98,869,371

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Aug. 31, 2010.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)         RiverSource Tax-Exempt Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date October 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	October 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	October 28, 2010